Earnings Per Share (Detail Textuals) - shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure For Earnings Per Share [Abstract]
Number of stock option not included in diluted earnings per share	450,000	575,000	40,000